Document and Entity Information	Sep. 30, 2019
Prospectus:
Document Type	497
Document Period End Date	Sep. 30, 2019
Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND INC
Entity Central Index Key	0000836487
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 30, 2019
Document Effective Date	Sep. 30, 2019
Prospectus Date	Apr. 30, 2019
Global Concentrated Portfolio | Class A
Prospectus:
Trading Symbol	MLNAX
Global Concentrated Portfolio | Class I
Prospectus:
Trading Symbol	MLNIX
Global Concentrated Portfolio | Class IS
Prospectus:
Trading Symbol	MLNSX
Global Concentrated Portfolio | Class C
Prospectus:
Trading Symbol	MLNCX
Global Core Portfolio | Class IS
Prospectus:
Trading Symbol	MLMSX
Global Core Portfolio | Class C
Prospectus:
Trading Symbol	MLMCX
Global Core Portfolio | Class A
Prospectus:
Trading Symbol	MLMAX
Global Core Portfolio | Class I
Prospectus:
Trading Symbol	MLMIX
US Core Portfolio | Class IS
Prospectus:
Trading Symbol	MUOSX
US Core Portfolio | Class C
Prospectus:
Trading Symbol	MUOCX
US Core Portfolio | Class A
Prospectus:
Trading Symbol	MUOAX
US Core Portfolio | Class I
Prospectus:
Trading Symbol	MUOIX